CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total RYB Education, Inc. shareholders' equity Cumulative effect adjustment	Total RYB Education, Inc. shareholders' equity Cumulative effect adjustment balance	Total RYB Education, Inc. shareholders' equity	Common stock Cumulative effect adjustment balance	Common stock	Treasury stock Cumulative effect adjustment balance	Treasury stock	Additional paid-in capital Cumulative effect adjustment balance	Additional paid-in capital	Statutory reserve Cumulative effect adjustment balance	Statutory reserve	Accumulated other comprehensive (loss) income Cumulative effect adjustment balance	Accumulated other comprehensive (loss) income	Accumulated deficit Cumulative effect adjustment	Accumulated deficit Cumulative effect adjustment balance	Accumulated deficit	Noncontrolling interests Cumulative effect adjustment balance	Noncontrolling interests	Cumulative effect adjustment	Cumulative effect adjustment balance	Total
Balance at beginning of the year (in shares) at Dec. 31, 2018					29,213,801
Balance at beginning of the year at Dec. 31, 2018			$ 108,729		$ 29				$ 135,881		$ 3,362		$ (122)			$ (30,421)		$ 4,611			$ 113,340
Balance at beginning of the year for Redeemable Non-controlling Interest at Dec. 31, 2018																					1,628
Increase (Decrease) in Stockholders' Equity
Net loss for the year			(2,577)													(2,577)		70			(2,507)
Net loss attributable to redeemable non-controlling interest																					317
Settlement of vested shares using treasury shares			(12,000)				$ (12,000)														(12,000)
Provision of statutory reserve											698					(698)
Share-based payments			3,962						3,962												3,962
Recognition of redeemable non-controlling interest																					6,895
Adjustment of redeemable non-controlling interest																					(143)
Adjustment of redeemable non-controlling interest			143													143					143
Foreign currency translation adjustment			263										263					(98)			165
Foreign currency translation adjustment																					104
Contribution by minority interest																		420			420
Disposal of non-wholly subsidiaries																		(758)			(758)
Business acquisitions																		5,151			5,151
Balance at end of the year (in shares) at Dec. 31, 2019				29,213,801	29,213,801
Balance at end of the year at Dec. 31, 2019		$ 98,108	98,520	$ 29	$ 29	$ (12,000)	(12,000)	$ 139,843	139,843	$ 4,060	4,060	$ 141	141		$ (33,965)	(33,553)	$ 9,396	9,396		$ 107,504	107,916
Balance at end of the year for Redeemable Non-controlling Interest at Dec. 31, 2019																				$ 8,801	8,801
Increase (Decrease) in Stockholders' Equity
Cumulative effect adjustment upon adoption of ASC 326	$ (412)													$ (412)					$ (412)
Net loss for the year			(37,280)													(37,280)		(4,915)			(42,195)
Net loss attributable to redeemable non-controlling interest																					1,012
Settlement of vested shares using treasury shares							1,679		(1,679)
Provision of statutory reserve											592					(592)
Share-based payments			2,930						2,930												2,930
Foreign currency translation adjustment			(1,609)										(1,609)					398			(1,211)
Foreign currency translation adjustment																					175
Contribution by minority interest																		760			760
Disposal of non-wholly subsidiaries																		(109)			(109)
Balance at end of the year (in shares) at Dec. 31, 2020					29,213,801
Balance at end of the year at Dec. 31, 2020			62,149		$ 29		(10,321)		141,094		4,652		(1,468)			(71,837)		5,530			67,679
Balance at end of the year for Redeemable Non-controlling Interest at Dec. 31, 2020																					9,988
Increase (Decrease) in Stockholders' Equity
Cumulative effect adjustment upon adoption of ASC 326																					(71,837)
Net loss for the year			3,340													3,340		515			3,855
Net loss attributable to redeemable non-controlling interest																					(326)
Settlement of vested shares using treasury shares							1,654		(1,654)
Provision of statutory reserve											512					(512)
Share-based payments			2,021						2,021												2,021
Adjustment of redeemable non-controlling interest																					(3,450)
Adjustment of redeemable non-controlling interest			3,450													3,450					3,450
Foreign currency translation adjustment			1,725										1,725					124			1,849
Foreign currency translation adjustment																					(64)
Capital contribution from non-controlling interest																					(1,206)
Contribution by minority interest																		154			154
Disposal of non-wholly subsidiaries			(200)						(200)									(291)			(491)
Acquisition on minority interest			(5,297)						(5,297)									(26)			(5,323)
Business acquisitions			540						540									480			1,020
Balance at end of the year (in shares) at Dec. 31, 2021					29,213,801
Balance at end of the year at Dec. 31, 2021			$ 67,728		$ 29		$ (8,667)		$ 136,504		$ 5,164		$ 257			$ (65,559)		$ 6,486			74,214
Balance at end of the year for Redeemable Non-controlling Interest at Dec. 31, 2021																					4,942
Increase (Decrease) in Stockholders' Equity
Cumulative effect adjustment upon adoption of ASC 326																					$ (65,559)